Remuneration of the members of Executive Management and the Board of Directors - Additional Information (Detail) € in Millions	12 Months Ended
	Sep. 30, 2022 EUR (€) Members	Sep. 30, 2021 EUR (€)
Remuneration of Executive Management and Board of Directors [Abstract]
Number of members in advisory board | Members	7
Advisory board remuneration | €	€ 1.5	€ 0.3